Investments (Tables) - EBP 3.0	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,434,789,053	$27,860,135
General Dynamics Corporation common stock	4,620,991,283	395,777,653
Investments in other equity securities	1,949,909,396	187,585,820
Registered investment companies	159,953,112	5,034,016
Interest bearing cash	59,218,212	6,073,676
Overnight deposit accounts	19,860,221	1,836,967
Collective trusts	16,240,201,229	711,568,225
Fixed-income securities:
US government	57,127,990	1,795,696
Mortgage and asset-backed	29,403,943	924,250
Foreign government	5,131,051	161,284
Corporate debt	34,127,949	1,072,740
Total investments, at fair value	24,610,713,439	1,339,690,462
Investments, at contract value
Synthetic GICs	1,881,240,870	195,469,011
Non-interest bearing accounts	1,154,463	35,282
Net pending trades payables and interest receivable	(2,793,266)	(154,567)
Net assets of Master Trust	$26,490,315,506	$1,535,040,188
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2024:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,184,207,393	$22,161,877
General Dynamics Corporation common stock	3,946,210,540	348,149,341
Investments in other equity securities	2,147,981,194	191,798,646
Registered investment companies	217,045,032	6,566,760
Interest bearing cash	54,350,752	6,198,926
Overnight deposit accounts	26,917,938	2,482,230
Collective trusts	13,497,262,839	672,460,201
Fixed-income securities:
US government	116,145,461	2,259,032
Mortgage and asset-backed	62,918,508	1,223,766
Foreign government	6,170,183	120,010
Corporate debt	86,561,840	1,683,629
Total investments, at fair value	21,345,771,680	1,255,104,418
Investments, at contract value
Synthetic GICs	2,067,192,778	218,600,432
Non-interest bearing accounts	1,297,855	53,999
Net pending trades payables and interest receivable	(10,794,865)	(288,005)
Net assets of Master Trust	$23,403,467,448	$1,473,470,844

The following table presents the changes in net assets of the Master Trust for the year ended December 31, 2025:

Investment income:
Net appreciation in fair value of investments	$3,866,836,582
Interest and dividends	209,217,420
Total investment income	4,076,054,002

Net transfers	(989,205,944)

Net increase	3,086,848,058

Net assets:
Beginning of year	23,403,467,448
End of year	$26,490,315,506

Schedule of Fair Value Hierarchy
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2025:
Participant-directed brokerage accounts	$1,434,789,053	$1,389,462,938	$45,326,115	$—
General Dynamics Corporation common stock	4,620,991,283	4,620,991,283	—	—
Investments in other equity securities	1,949,909,396	1,949,909,396	—	—
Registered investment companies	159,953,112	114,989,654	44,963,458	—
Interest bearing cash	59,218,212	59,218,212	—	—
Overnight deposit accounts	19,860,221	19,860,221	—	—
Collective trusts	16,240,201,229	—	16,240,201,229	—
Fixed-income securities:
US government	57,127,990	—	57,127,990	—
Mortgage and asset-backed	29,403,943	—	29,403,943	—
Foreign government	5,131,051	—	5,131,051	—
Corporate debt	34,127,949	—	34,127,949	—
Total investments, at fair value	$24,610,713,439	$8,154,431,704	$16,456,281,735	$—

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2024:
Participant-directed brokerage accounts	$1,184,207,393	$1,145,578,367	$38,629,026	$—
General Dynamics Corporation common stock	3,946,210,540	3,946,210,540	—	—
Investments in other equity securities	2,147,981,194	2,147,981,194	—	—
Registered investment companies	217,045,032	116,926,263	100,118,769	—
Interest bearing cash	54,350,752	54,350,752	—	—
Overnight deposit accounts	26,917,938	26,917,938	—	—
Collective trusts	13,497,262,839	—	13,497,262,839	—
Fixed-income securities:
US government	116,145,461	—	116,145,461	—
Mortgage and asset-backed	62,918,508	—	62,918,508	—
Foreign government	6,170,183	—	6,170,183	—
Corporate debt	86,561,840	—	86,561,840	—
Total investments, at fair value	$21,345,771,680	$7,437,965,054	$13,907,806,626	$—